9. Trade receivables (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfTradeReceivablesLineItems [Line Items]
Current	R$ 1,449,927	R$ 1,434,097
Past-due	1,701,931	1,522,381
Total	3,151,858	2,956,478
Up to 30 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	330,310	287,173
From 31 to 60 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	145,153	100,383
From 61 to 90 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	83,679	56,386
From 91 to 120 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	54,486	34,685
From 121 to 180 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	89,740	70,609
From 181 to 360 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	44,856	47,241
Over 360 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	R$ 953,707	R$ 925,904